Securities	12 Months Ended
Dec. 31, 2024
Securities [Abstract]
Securities
Note B - Securities
The following table summarizes the amortized cost and fair value of securities AFS and securities HTM at December 31, 2024 and 2023, and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) and gross unrecognized gains and losses:
Securities Available for Sale	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2024
U.S. Government securities	$169,203	$210	$(1,383)	$168,030
U.S. Government sponsored entity securities	6,406	—	(518)	5,888
Agency mortgage-backed securities, residential	105,961	—	(11,759)	94,202
Total securities	$281,570	$210	$(13,660)	$268,120

December 31, 2023
U.S. Government securities	$52,174	$—	$(1,877)	$50,297
U.S. Government sponsored entity securities	6,527	—	(650)	5,877
Agency mortgage-backed securities, residential	118,218	—	(12,134)	106,084
Total securities	$176,919	$—	$(14,661)	$162,258

Securities Held to Maturity	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Estimated Fair Value	Allowance for Credit Losses
December 31, 2024
Obligations of states and political subdivisions	$7,050	$1	$(631)	$6,420	$(1)
Total securities	$7,050	$1	$(631)	$6,420	$(1)

December 31, 2023
Obligations of states and political subdivisions	$7,987	$17	$(615)	$7,389	$(2)
Agency mortgage-backed securities, residential	1	—	—	1	—
Total securities	$7,988	$17	$(615)	$7,390	$(2)

At year-end 2024 and 2023, there were no holdings of securities of any one issuer, other than the U.S. Government and its agencies, in an amount greater than 10% of shareholders’ equity.
During 2024, there were no sales of debt securities. During 2023, proceeds from the sales of debt securities totaled $1,067 with gross losses of $23 recognized.
Securities with a carrying value of approximately $223,484 at December 31, 2024 and $126,994 at December 31, 2023 were pledged to secure public deposits and repurchase agreements and for other purposes as required or permitted by law.

The amortized cost and estimated fair value of debt securities at December 31, 2024, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because certain issuers may have the right to call or prepay the debt obligations prior to their contractual maturities. Securities not due at a single maturity are shown separately.
	Available for Sale		Held to Maturity
Debt Securities:	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due in one year or less	$103,224	$103,074	$1,336	$1,317
Due in one to five years	72,385	70,844	2,736	2,567
Due in five to ten years	—	—	998	834
Due after ten years	—	—	1,980	1,702
Agency mortgage-backed securities, residential	105,961	94,202	—	—
Total debt securities	$281,570	$268,120	$7,050	$6,420

The following table summarizes debt securities AFS in an unrealized loss position for which an ACL has not been recorded at December 31, 2024 and December 31, 2023, aggregated by major security type and length of time in a continuous unrealized loss position:
December 31, 2024	Less than 12 Months		12 Months or More		Total
Securities Available for Sale	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Government securities	$31,418	$(329)	$26,802	$(1,054)	$58,220	$(1,383)
U.S. Government sponsored entity securities	—	—	5,889	(518)	5,889	(518)
Agency mortgage-backed securities, residential	4,694	(130)	89,467	(11,629)	94,161	(11,759)
Total available for sale	$36,112	$(459)	$122,158	$(13,201)	$158,270	$(13,660)

December 31, 2023	Less than 12 Months		12 Months or More		Total
Securities Available for Sale	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Government securities	$9,474	$(52)	$40,823	$(1,825)	$50,297	$(1,877)
U.S. Government sponsored entity securities	—	—	5,877	(650)	5,877	(650)
Agency mortgage-backed securities, residential	—	—	106,084	(12,134)	106,084	(12,134)
Total available for sale	$9,474	$(52)	$152,784	$(14,609)	$162,258	$(14,661)

Management evaluates AFS debt securities in unrealized positions to determine whether impairment is due to credit-related factors. Consideration is given to (1) the extent to which the fair value is less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent and ability of the Company to retain its investment in the security for a period of time sufficient to allow for any anticipated recovery in fair value.

At December 31, 2024, the Company had 96 AFS debt securities in an unrealized position without an ACL, of which 16 were from U.S. Government securities, 3 were from U.S. Government sponsored entity securities, and 77 were from Agency mortgage-backed residential securities. Management does not have the intent to sell any of these securities and believes that it is more likely than not that the Company will not have to sell any such securities before a recovery of cost. The fair value is expected to recover as the securities approach their maturity date or repricing date or if market yields for such investments decline. Accordingly, as of December 31, 2024, management believes that the unrealized losses detailed in the previous table are due to noncredit-related factors, including changes in interest rates and other market conditions and, therefore, the Company carried no ACL on AFS debt securities at December 31, 2024.

The following table presents the activity in the ACL for HTM debt securities for the years ended December 31, 2024 and 2023:

Held to Maturity Debt Securities	2024	2023
Allowance for credit losses:
Beginning balance	$2	$3
Provision for (recovery of) credit loss expense	(1)	(1)
Allowance for credit losses ending balance	$1	$2

The Company’s HTM securities primarily consist of obligations of states and political subdivisions. The ACL on HTM securities is estimated at each measurement date on a collective basis by major security type.  Risk factors such as issuer bond ratings, historical loss rates, financial condition of issuer, and timely principal and interest payments of issuer were evaluated to determine if a credit reserve was required within the portfolio. At December 31, 2024, there were no past due principal and interest payments related to HTM securities. Upon adoption of ASC 326 on January 1, 2023, the Company identified a cumulative loss rate of .03% using historical loss data provided by S&P and Moody’s bond rating service. This resulted in a $3 credit loss reserve for HTM debt securities. The cumulative loss rate improved to .02% during 2023 and to .01% during 2024. This resulted in a $1 recovery of provision expense during each of the years ended December 31, 2024 and 2023.